Subsequent Events	12 Months Ended
Oct. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

On October 29, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an accredited investor pursuant to which the Company agreed to issue and sell to the Investor debt convertible into shares of its Class A Ordinary Shares, in one or more pre-paid advance purchases (each, a “Pre-Paid Purchase” and collectively, the “Pre-Paid Purchases”) for an aggregate purchase price of up to $20,000,000. Each Pre-Paid Purchase accrues interest at the rate of 8% per annum. The Company also agreed to issue to the investor 22,883 Class A Ordinary Shares (the “Commitment Shares”) as consideration for the Investor’s commitment, and 630,000 Class A Ordinary Shares for $1,575 as pre-delivery shares (the “Pre-Delivery Shares”).

The Securities Purchase Agreement provides for an initial Pre-Paid Purchase (the “Initial Pre-Paid Purchase”) in the principal amount of up to $3,230,000 of debt with an original issue discount of $210,000 and the payment of transaction expenses of $20,000. The Company may also, at its sole and absolute discretion, at any time and from time to time during the Commitment Period, request additional Pre-Paid Purchases, subject to agreed upon maximum and minimum purchase amounts (all as defined in the Securities Purchase Agreement) from the Investor by providing a written notice of such request to the Investor.

Pursuant to the Securities Purchase Agreement, the Investor, at its sole discretion, has the right, but not the obligation, to convert the debt by delivering conversion notices to the Company. The number of Ordinary Shares issuable will be determined by dividing the applicable conversion amount by the purchase price, which equals 85% of the lowest daily volume weighted average price during the ten (10) trading days immediately prior to the purchase notice date, but not less than a stated floor price of $1.75. In no event may such issuances cause the investor to beneficially own more than 9.99% of the Company’s outstanding Ordinary Shares at any time. The investor has also committed to a “daily trading volume limit not exceeding 15 percent of total daily trading volume” for any subsequent share transactions related to this financing.

On November 1, 2025, the Company issued 652,883 Class A Ordinary shares as the Commitment Shares and Pre-Delivery Shares. On November 7, 2025, the Company closed the Initial Pre-Paid Purchase of $3,230,000., The net proceed from the Initial Pre-Paid Purchase was $3,000,000 (after deducting OID and other issuance costs).

The Company has assessed all events from October 31, 2025 through January 23, 2026, which is the date that these consolidated financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these consolidated financial statements other than events detailed above.